Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 342,029	$ 264,218
Less: Accumulated depreciation	(112,666)	(18,551)
Property and equipment, net	229,363	245,667
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,077	5,911
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,531	2,447
Financing Lease Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	66,614	64,417
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	105,003	41,656
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 153,804	$ 149,787